ASPIRIANT RISK-MANAGED REAL ASSETS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

MARKETABLE SECURITIES (30.97%)	Type of Investment	Units / Shares	Cost	Fair Value
EXCHANGE-TRADED FUNDS (13.77%)
Invesco S&P Global Water Index ETF	Exchange-traded fund	71,325	$4,156,118	$3,865,815
Invesco Water Resources ETF	Exchange-traded fund	36,903	2,499,696	2,427,848
iShares Gold Trust[a]	Exchange-traded fund	203,095	7,618,104	10,055,233
Vanguard Global ex-U.S. Real Estate ETF[c]	Exchange-traded fund	53,139	2,419,961	2,102,179
Vanguard Real Estate ETF[c]	Exchange-traded fund	73,621	6,829,112	6,558,159
Vanguard Short-Term Inflation-Protected Securities ETF	Exchange-traded fund	2,226	108,320	107,783
TOTAL EXCHANGE-TRADED FUNDS			23,631,311	25,117,017

MUTUAL FUNDS (17.20%)
Fidelity International Real Estate Fund	Mutual Fund	656,826	6,305,529	5,832,614
GMO Resources Fund - Class VI	Mutual Fund	101,374	2,344,057	1,849,061
Lazard Global Listed Infrastructure - Institutional Portfolio	Mutual Fund	563,674	8,364,980	8,810,229
Principal Real Estate Securities Fund - Class Ic	Mutual Fund	529,236	14,699,276	14,882,122
TOTAL MUTUAL FUNDS			31,713,842	31,374,026
TOTAL MARKETABLE SECURITIES			55,345,153	56,491,043

PORTFOLIO FUNDS [b] (69.43%)	Investment Strategy				Acquisition Date
MEMBERSHIP INTERESTS (8.06%)
Green Courte Real Estate Partners III, LLC [a,c]	Private Real Estate		$-	$1,496,222	12/6/2011
Prime Property Fund, LLC	Private Real Estate	684	10,506,937	13,201,423	9/28/2017
TOTAL MEMBERSHIP INTERESTS			10,506,937	14,697,645

NON-TRADED REAL ESTATE INVESTMENT TRUST (2.84%)
Blackstone Real Estate Income Trust, Inc. - Class I	Private Real Estate	377,547	4,394,141	5,177,416	6/1/2021
TOTAL NON-TRADED REAL ESTATE INVESTMENT TRUST			4,394,141	5,177,416

PARTNERSHIP INTERESTS (58.53%)
Bayview MSR Opportunity Offshore, L.P.[a]	Private Credit		10,000,000	10,531,093	2/29/2024
Beacon Capital Strategic Partners VI, L.P.[a,c]	Private Real Estate		419,151	15,546	2/15/2011
Carmel Partners Investment Fund III, L.P.[a,c]	Private Real Estate		-	325,506	6/29/2010
Carmel Partners Investment Fund V, L.P.[a]	Private Real Estate		1,791,450	4,640,887	8/8/2014
CBRE U.S. Core Partners, LP	Private Real Estate	7,604,024	12,002,059	12,177,687	7/1/2020
Cerberus Institutional Real Estate Partners III, L.P.[a]	Private Real Estate		-	2,005,168	4/29/2013
Cross Lake Real Estate Fund III L.P.[a,c]	Private Real Estate		2,696,879	3,550,146	10/11/2019
Electron Global Fund, L.P.[a]	Long/Short		6,000,000	7,298,288	6/1/2021
Energy Impact Fund II, L.P.[a]	Infrastructure		4,360,885	4,715,839	10/28/2021
GCP SecureSpace Property Partners LPa	Private Real Estate		6,593,182	6,385,013	12/7/2022
GCP VI Feeder A, LPa	Private Real Estate		195,199	148,523	12/16/2024
GEM Realty Securities Flagship, L.P.[a,d]	Long/Short		3,132,747	11,516,563	8/3/2009
GI Data Infrastructure Fund L.P.[a]	Infrastructure		8,302,700	10,741,064	7/24/2020
Hampshire Partners Fund VIII, L.P.[a,c]	Private Real Estate		-	17,591	11/15/2010
Heitman America Real Estate Trust L.P.	Private Real Estate	2,795	2,603,252	3,470,241	7/5/2018
HighBrook Property Fund IV (TEF), L.P.[a]	Private Real Estate		10,299,566	10,815,809	9/30/2023
Metropolitan Real Estate Partners International III-T, L.P.[a,c]	Private Real Estate		418,596	161,069	12/30/2009
Paladin Realty Brazil Investors III (US-A), L.P.[a,c,d]	Private Real Estate		2,278,778	61,058	6/17/2011
Paladin Realty Latin America Investors III, Liquidating Trust[a,c]	Private Real Estate		1,866,188	(326,620)	9/30/2009
Paulson Real Estate Fund II, L.P.[a,c]	Private Real Estate		-	5,049,049	5/24/2013
Rush Island, LPa	Long/Short		3,000,000	3,485,920	7/1/2022
Sculptor Real Estate Fund IV L.P.[a,c]	Private Real Estate		6,301,211	6,074,659	4/6/2020
Sustainable Asset Fund III, L.P.[a]	Infrastructure		3,874,546	3,884,547	12/13/2021
TOTAL PARTNERSHIP INTERESTS			86,136,389	106,744,646
TOTAL PORTFOLIO FUNDS			101,037,467	126,619,707

SHORT-TERM INVESTMENTS (3.00%)	Type of Investment	Principal Amount
UMB Bank, Money Market Special, 0.01%[e]	Bank Deposit	$1,375,423	1,375,423	1,375,423
UMB Bank, Money Market Special II, 4.19%[c,e]	Bank Deposit	4,102,595	4,102,595	4,102,595
TOTAL SHORT-TERM INVESTMENTS			5,478,018	5,478,018

TOTAL INVESTMENTS (103.40%)			$161,860,638	$188,588,768
Liabilities in excess of other assets (-3.40%)				(6,202,969)

TOTAL NET ASSETS (100.00%)				$182,385,799

[a]	Non-income producing security.
[b]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
[c]	All or a portion of this investment is made through the wholly owned subsidiary Aspiriant RMRA (Subholding) Inc.
[d]	Affiliated investment for which ownership exceeds 5% of the investment's capital.
[e]	The rate is the annualized seven-day yield at period end.

All investments are domiciled in the United States of America.